SCHEDULE OF OPERATING REVENUE FROM ACQUISITION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sanabil SA [Member]
Business Acquisition [Line Items]
Revenues	$ 22,765	$ 4,840
Net loss	426	179
MDA Burkina [Member]
Business Acquisition [Line Items]
Revenues	2,678
Net loss	(906)	(398)
MDS Mali [Member]
Business Acquisition [Line Items]
Revenues	24,061	15,353
Net loss	271	656
Trigola [Member]
Business Acquisition [Line Items]
Revenues		953
Net loss	$ (378)	$ (47)